Business Combination and Goodwill (Tables)	6 Months Ended
Dec. 31, 2025
Business Combination and Goodwill [Abstract]
Schedule of Fair Values of the Identifiable Assets and Liabilities

The fair values of the identifiable assets and liabilities of Ace Vision Group as at the date of acquisition were as follows:

	Fair value recognized on acquisition
	HKD	US$
Account Receivables	$100,000	$12,848
Cash	88,076	11,316
Accounts payables	(30,000)	(3,854)
Tax payable	(21,703)	(2,788)
Other payables	(27,300)	(3,508)
Foreign exchange difference	-	2,071
Total identifiable net assets at fair value	$109,073	$16,085
Goodwill	6,101,447	783,915
Purchase consideration settled by cash	$6,210,520	$800,000